Document and Entity Information (USD $)	12 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	SINGLE TOUCH SYSTEMS INC
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Central Index Key	0001157817
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	132,472,392
Entity Public Float	$ 22,492,673
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012		Sep. 30, 2011
Current assets
Cash and cash equivalents	$ 2,157,707		$ 523,801
Accounts receivable - trade	1,085,840		907,275
Prepaid expenses	129,290		93,872
Total current assets	3,372,837		1,524,948
Property and equipment, net	228,499		303,214
Other assets
Capitalized software development costs, net	383,227		395,188
Patents	602,056		714,623
Patent applications cost	667,858		544,240
Software license	76,000
Deposit - related party	155,000		155,000
Other assets including security deposits	84,278		99,481
Total other assets	1,968,419		1,908,532
Total assets	5,569,755		3,736,694
Current liabilities
Accounts payable	768,263		1,178,057
Accrued expenses	200,591		176,232
Accrued compensation - related party	72,730		36,410
Current obligation on patent acquisitions	87,500		163,680
Convertible debentures - unrelated parties (current)	294,241	[1]	0	[1]
Total current liabilities	1,423,325		1,554,379
Long-term liabilities
Deferred revenue	25,000
Convertible debentures - related party	527,512	[2]	0	[2]
Convertible debentures - unrelated parties (long-term)	2,685,280	[3]	0	[3]
Total long-term liabilities	3,237,792
Total liabilities	4,661,117		1,554,379
Stockholders' Equity
Common stock	132,472		130,182
Additional paid-in capital	125,425,617		123,446,398
Accumulated deficit	(124,649,451)		(121,394,265)
Total stockholders' equity	908,638		2,182,315
Total liabilities and stockholders' equity	$ 5,569,755		$ 3,736,694

[1]	Including accrued interest of $21,342 net of discounts of $27,101.
[2]	Including accrued interest of $43,973 net of discounts of $16,461.
[3]	Including accrued interest of $100,479 net of discounts and loan fees of $927,199.

Statement of Financial Position - Parenthetical (USD $)	Sep. 30, 2012	Sep. 30, 2011
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares Issued	132,472,392	130,182,392
Common Stock, Shares Outstanding	132,472,392	130,182,392

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Revenue
Wireless applications	$ 6,346,919		$ 4,579,862
Operating Expenses
Royalties and application costs	2,907,110		2,543,885
Research and development	84,658		78,860
Compensation expense	3,044,430	[1]	5,468,643	[2]
Depreciation and amortization	690,293		633,535
General and administrative	2,386,694	[3]	3,161,751	[4]
Total operating expenses	9,113,185		11,886,674
Loss from operations	(2,766,266)		(7,306,812)
Other Income (Expenses)
Net (loss) on settlement of indebtedness			(651,315)
Interest expense	(488,120)		(26,236)
Net (loss) before income taxes	(3,254,386)		(7,984,363)
Provision for income taxes	(800)		(800)
Net income (loss)	$ (3,255,186)		$ (7,985,163)
Basic and diluted loss per share	$ (0.02)		$ (0.06)
Weighted average shares outstanding	131,192,693		127,817,223

[1]	Including stock based compensation of $365,422 in 2012.
[2]	Including stock based compensation of $3,634,268 in 2011.
[3]	Including stock based compensation of $137,169 in 2012.
[4]	Including stock based compensation of $958,162 in 2011.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Cash Flows from Operating Activities
Net income (loss)	$ (3,255,186)		$ (7,985,163)
Depreciation expense	107,909		95,945
Amortization expense - software development costs	446,876		412,632
Amortization expense - patents	135,508		124,959
Amortization expense - discount of convertible debt	311,005
Stock based compensation	502,591		4,592,430
Bad debts	18,326		105,632
Loss on settlement of debt			651,316
(Increase) decrease in accounts receivable	(196,890)		(461,818)
(Increase) decrease in prepaid expenses	7,781		142,015
(Increase) decrease in deposits and other assets	(3,847)		11,051
Increase (decrease) in accounts payable	(409,794)		683,965
Increase (decrease) in accrued expenses	60,679		109,494
Increase (decrease) in deferred revenue expenses	25,000
Increase (decrease) in accrued interest	165,795		12,253
Net cash used in operating activities	(2,084,247)		(1,505,289)
Cash Flows from Investing Activities
Option paid to related party	0	[1]	(155,000)	[1]
Investment in certificate of deposit, pledged			(95,250)
Redemption of certificate deposit, pledged	19,050
Patents and patent applications costs	(146,558)		(111,177)
Purchase of property and equipment	(33,195)		(196,067)
Capitalized software development costs	(434,915)		(502,110)
Payment on purchase of software license	(30,000)	[2]	0	[2]
Net cash used in investing activities	(625,618)		(1,059,604)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	318,000		17,100
Proceeds from issuance of convertible debt - unrelated parties	3,812,000
Proceeds from issuance of convertible debt - related parties	500,000
Loan advances received from related parties			17,685
Expenditures relating to private offerings	(210,049)		(30,000)
Repayments on related party loans			(790,822)
Principal reduction on obligation on patent purchases	(76,180)		(165,438)
Net cash provided by (used in) financing activities	4,343,771		(951,475)
Net increase (decrease) in cash	1,633,906		(3,516,368)
Beginning balance - cash	523,801		4,040,169
Ending balance - cash	2,157,707		523,801
Supplemental Information:
Interest expense paid	11,321		50,705
Income taxes paid	$ 800		$ 800

[1]	Regarding Soapbox Mobil, Inc.
[2]	Regarding Anywhere software license.

STATEMENT OF STOCKHOLDERS' (DEFICIT) (FOR THE YEARS ENDED SEPTEMBER 30, 2012 AND SEPTEMBER 30, 2011) (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Common Shares Subscribed	Stockholders' Equity, Total
Balance, Value at Sep. 30, 2010	$ 123,677	$ 118,768,416	$ (113,409,102)	$ (500)	$ 5,482,491
Balance, Shares at Sep. 30, 2010	123,676,892
Shares issued in cashless exercise of warrants, Value	944	(944)
Shares issued in cashless exercise of warrants, Shares	944,316
Shares issued for services, Value	3,625	3,043,375			3,047,000
Shares issued for services, Shares	3,625,000
Compensation recognized on option and warrant grants		1,545,430			1,545,430
Shares issued on exercise of options, Value	1,212	15,388			16,600
Shares issued on exercise of options, Shares	1,212,500
Shares issued in settlement of shareholder claim, Value	724	650,591			651,315
Shares issued in settlement of shareholder claim, Shares	723,684
Amortization of beneficial conversion feature on related party debt		(575,858)			(575,858)
Cash received on subscription receivable				500	500
Net loss for the year			(7,985,163)		(7,985,163)
Balance, Value at Sep. 30, 2011	130,182	123,446,398	(121,394,265)		2,182,315
Balance, Shares at Sep. 30, 2011	130,182,392
Shares issued for services, Value	240	42,960			43,200
Shares issued for services, Shares	240,000
Compensation recognized on option and warrant grants		448,991			448,991
Shares issued on exercise of options, Value	1,850	316,150			318,000
Shares issued on exercise of options, Shares	1,850,000
Amortization of beneficial conversion feature on related party debt		(79,596)			(79,596)
Shares issued in obtaining software license from Soapbox Mobil, Inc., Value	200	45,800			46,000
Shares issued in obtaining software license from Soapbox Mobil, Inc., Shares	200,000
Recognition of discounts on warrants granted in connection with convertible debt offerings		1,012,440			1,012,440
Compensation recognized on modification of prior warrant grant		53,600			53,600
Loan fees recognized on warrants granted to placement agent in connection with convertible debt offerings		138,874			138,874
Net loss for the year			(3,255,186)		(3,255,186)
Balance, Value at Sep. 30, 2012	$ 132,472	$ 125,425,617	$ (124,649,451)		$ 908,638
Balance, Shares at Sep. 30, 2012	132,472,392

1. Organization, History and Business	12 Months Ended
Sep. 30, 2012
Notes
1. Organization, History and Business

1.     Organization, History and Business

Single Touch Systems, Inc. (“the Company”) was incorporated in Delaware on May 31, 2000, under its original name, Hosting Site Network, Inc.  On May 12, 2008, the Company changed its name to Single Touch Systems, Inc.

The Company offers its patented technologies and a modular, adaptable platform, and multi-channel messaging gateway to its customers enabling them to reach consumers on all types of connected devices.

2. Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Notes
2. Summary of Significant Accounting Policies

2.     Summary of Significant Accounting Policies

Reclassification

Certain reclassifications have been made to conform the 2011 amounts to the 2012 classifications for comparative purposes.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Single Touch Systems, Inc. and it's wholly-owned subsidiaries, Single Touch Interactive, Inc., and HSN, Inc. (an inactive company formed in New Jersey on August 21, 2001). Intercompany transactions and balances have been eliminated in consolidation.

Revenue Recognition

Revenue is derived on a per message/notification basis through the Company’s patented technologies and a modular, adaptable platform designed to create multi-channel messaging gateways for all types of connected devices. The Company also earns revenue for services, such as programming, licensure on Software as a Service (“SaaS”) basis, and on a performance basis, such as when a client acquires a new customer through our platform. Revenue is recognized in accordance with Staff Accounting Bulletin (“SAB”) No. 101, “Revenue Recognition in Financial Statements,” as revised by SAB No. 104. As such, the Company recognizes revenue when persuasive evidence of an arrangement exists, title transfer has occurred, the price is fixed or readily determinable, and collectability is probable. Sales are recorded net of sales discounts.

Accounts Receivable

Accounts receivable is reported at the customers’ outstanding balances, less any allowance for doubtful accounts.  Interest is not accrued on overdue accounts receivable.

Allowance for Doubtful Accounts

An allowance for doubtful accounts on accounts receivable is charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses.  Management determines the adequacy of the allowance based on historical write-off percentages and information collected from individual customers.  Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired.

Property and Equipment

Property and equipment are stated at cost.  Major renewals and improvements are charged to the asset accounts while replacements, maintenance and repairs that do not improve or extend the lives of the respective assets are expensed.  At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation accounts are relieved of the applicable amounts.  Gains or losses from retirements or sales are credited or charged to income.

Depreciation is computed on the straight-line and accelerated methods for financial reporting and income tax reporting purposes based upon the following estimated useful lives:

Software development	2- 3 years
Equipment	5 years
Computer hardware	5 years
Office furniture	7 years

Long-Lived Assets

The Company accounts for its long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360-10-05, “Accounting for the Impairment or Disposal of Long-Lived Assets.”  ASC Topic 360-10-05 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the historical cost carrying value of an asset may no longer be appropriate.  The Company assesses recoverability of the carrying value of an asset by estimating the future net cash flows expected to result from the asset, including eventual disposition.  If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value.  The Company determined that none of its long-term assets at September 30, 2012 or September 30, 2011 were impaired.

Prepaid Royalties

The Company’s agreements with licensors and developers generally provide it with exclusive publishing rights and require it to make advance royalty payments that are recouped against royalties due to the licensor or developer based on product sales. Prepaid royalties are amortized on a software application-by-application basis, based on the greater of the proportion of current year sales to total current and estimated future sales or the contractual royalty rate based on actual net product sales. The Company continually evaluates the recoverability of prepaid royalties and charges to operations the amount that management determines is probable that will not be recouped at the contractual royalty rate in the period in which such determination is made or at the time the Company determines that it will cancel a development project. Prepaid royalties are classified as current and non-current assets based upon estimated net product sales within the next year.

Capitalized Software Development Costs

The Company capitalizes internal software development costs subsequent to establishing technological feasibility of a software application. Capitalized software development costs represent the costs associated with the internal development of the Company’s software applications. Amortization of such costs is recorded on a software application-by-application basis, based on the greater of the proportion of current year sales to total of current and estimated future sales for the applications or the straight-line method over the remaining estimated useful life of the software application. The Company continually evaluates the recoverability of capitalized software costs and will charge to operations amounts that are deemed unrecoverable for projects it abandons.

Issuances Involving Non-cash Consideration

All issuances of the Company’s stock for non-cash consideration have been assigned a dollar amount equaling the market value of the shares issued on the date the shares were issued for such services and property. The non-cash consideration paid pertains to consulting services and the acquisition of a software license (See Note 6).

Stock Based Compensation

The Company accounts for stock-based payments to employees in accordance with ASC 718, “Stock Compensation” (“ASC 718”).  Stock-based payments to employees include grants of stock, grants of stock options and issuance of warrants that are recognized in the consolidated statement of operations based on their fair values at the date of grant.

The Company accounts for stock-based payments to non-employees in accordance with ASC 505-50, “Equity-Based Payments to Non-Employees.”  Stock-based payments to non-employees include grants of stock, grants of stock options and issuances of warrants that are recognized in the consolidated statement of operations based on the value of the vested portion of the award over the requisite service period as measured at its then-current fair value as of each financial reporting date.

The Company calculates the fair value of option grants and warrant issuances utilizing the Binomial pricing model.  The amount of stock-based compensation recognized during a period is based on the value of the portion of the awards that are ultimately expected to vest.  ASC 718 requires forfeitures to be estimated at the time stock options are granted and warrants are issued to employees and non-employees, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of the surrendered stock option or warrant.  The Company estimates forfeiture rates for all unvested awards when calculating the expense for the period.  In estimating the forfeiture rate, the Company monitors both stock option and warrant exercises as well as employee termination patterns.  The resulting stock-based compensation expense for both employee and non-employee awards is generally recognized on a straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period.

During the year ended September 30, 2012, the Company recognized stock-based compensation expense totaling $502,591, of which $448,991 was recognized through the vesting of 6,700,666 common stock options and $53,600 was recognized as compensation on the modification of 1,000,000 warrants granted to a consultant under a new agreement replacing a prior agreement (See Note 12). During the year ended September 30, 2011, the Company recognized stock-based compensation expense totaling $4,592,430 from the issuance of a total 3,625,000 shares of its common stock to three officers, a director, and outside legal counsel valued at $3,047,000 and from the grant of common stock options and warrants valued at $1,545,430 (See Note 12).

Loss per Share

The Company reports earnings (loss) per share in accordance with ASC Topic 260-10, "Earnings per Share." Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average number of common shares available. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted earnings (loss) per share has not been presented since the effect of the assumed conversion of warrants and debt to purchase common shares would have an anti-dilutive effect. Potential common shares as of September 30, 2012 that have been excluded from the computation of diluted net loss per share amounted to  64,174,869 shares and include 23,116,595 warrants, 32,210,000 options and $ 4,424,137  of debt and accrued interest convertible into  8,848,274 shares of the Company’s common stock.  Of the 64,174,869 potential common shares at September 30, 2012, 8,499,334 were not vested. Potential common shares as of September 30, 2011 that have been excluded from the computation of diluted net loss per share total 49,810,986 shares and include 16,030,986 warrants and 33,780,000 options.

Cash and Cash Equivalents

For purpose of the statements of cash flows, the Company considers cash and cash equivalents to include all stable, highly liquid investments with maturities of three months or less.

Concentration of Credit Risk

The Company primarily transacts its business with one financial institution. The amount on deposit in that one institution may from time to time exceed the federally-insured limit.

Of the Company’s revenue earned during the year ended September 30, 2012, approximately 99.7% was generated from contracts with eleven customers covered under the Company’s master services agreement with AT&T. Of the Company’s revenue earned during the year ended September 30, 2011, approximately 96.4% was generated from contracts with nine customers covered under the Company’s master services agreement with AT&T.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Convertible Debentures

If the conversion features of conventional convertible debt provides for a rate of conversion that is below market value at issuance, this feature is characterized as a beneficial conversion feature (“BCF”).  A BCF is recorded by the Company as a debt discount pursuant to ASC Topic 470-20 “Debt with Conversion and Other Options.” In those circumstances, the convertible debt is recorded net of the discount related to the BCF, and the Company amortizes the discount to interest expense or equity (if the debt is due to a related party), over the life of the debt using the effective interest method.

Income Taxes

The Company accounts for its income taxes under the provisions of ASC Topic 740, “Income Taxes.” The method of accounting for income taxes under ASC 740 is an asset and liability method. The asset and liability method requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between tax bases and financial reporting bases of other assets and liabilities.

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, "Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment" ("ASU 2012-02"), which permits an entity to make a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit's indefinite-lived intangible asset is less than the asset's carrying value before applying the two-step goodwill impairment model that is currently in place. If it is determined through the qualitative assessment that the fair value of a reporting unit's indefinite-lived intangible asset is more likely than not greater than the asset's carrying value, the remaining impairment steps would be unnecessary. The qualitative assessment is optional, allowing companies to go directly to the quantitative assessment. ASU 2012-02 is effective for the Company for annual and interim indefinite-lived intangible asset impairment tests performed beginning October 1, 2012; however, early adoption is permitted. The Company believes the adoption of ASU 2012-02 will not have a material impact on its consolidated financial statements.

The Company continually assesses any new accounting pronouncements to determine their applicability to the Company. Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change.

3. Accounts Receivable	12 Months Ended
Sep. 30, 2012
Notes
3. Accounts Receivable

3.     Accounts Receivable

Accounts receivable consist of the following:

	September 30,
	2012	2011
Due from customers	$1,184,610	$987,719
Less allowance for bad debts	(98,770)	(80,444)
	$1,085,840	$907,275

4. Property and Equipment	12 Months Ended
Sep. 30, 2012
Notes
4. Property and Equipment

4.     Property and Equipment

The following is a summary of property and equipment:

	September 30,
	2012	2011
Computer equipment	$709,826	$698,578
Equipment	46,731	46,731
Office furniture	127,669	105,723
	884,226	851,032
Less accumulated depreciation	(655,727)	(547,818)
	$228,499	$303,214

Depreciation expense for the year ended September 30, 2012 and 2011 was $107,909 and $95,945, respectively.

5. Capitalized Software Development Costs	12 Months Ended
Sep. 30, 2012
Notes
5. Capitalized Software Development Costs

5.     Capitalized Software Development Costs

The following is a summary of capitalized software development costs:

	September 30,
	2012	2011
Beginning balance	$395,188	$305,710
Additions	434,915	502,110
Amortization	(446,876)	(412,632)
Charge offs	-	-
Ending balance	$383,227	$395,188

Amortization expense for the remaining estimated lives of these costs are as follows:

Year Ending September 30,
2013	$210,833
2014	172,394
$383,227

6. Intangible Assets	12 Months Ended
Sep. 30, 2012
Notes
6. Intangible Assets

6.     Intangible Assets

Patents

The following is a summary of capitalized patent costs:

	September 30,
	2012	2011
Patent costs	939,535	916,594
Amortization	(337,479)	(201,971)
	$602,056	$714,623

Amortization charged to operations for the year ended September 30, 2012 and 2011 totaled $135,508 and $124,959, respectively.

A schedule of amortization expense over the estimated life of the patents is as follows:

Year Ending September 30,
2013	$132,392
2014	132,392
2015	132,392
2016	128,958
2017	70,216
Thereafter	5,706
$602,056

In January 2011, the Company was issued US Patent 7,865,181 “Searching for mobile content” and US Patent 7,865,182 “Over the air provisioning of mobile device settings”. The costs associated with these patents, totaling $29,254, are being amortized over the patent’s estimated useful life of 7 years.

In September 2011, the Company was issued US Patent 8,015,307 “System and method for streaming media”. The costs associated with these patents totaling $8,115 are being amortized over the patent’s estimated useful life of 7 years.

In October 2011, the Company was issued US Patent 8,041,341 “System of providing information to a telephony subscriber.” The costs associated with this patents totaling $22,940 are included above and are being amortized over the patent’s estimated useful life of 7 years.

Software license

On March 30, 2012, the Company was granted an exclusive perpetual license to utilize the “Anywhere” software and related source code from Soap Box Mobile, Inc. (“Soapbox”). Under the terms of the underlying agreement, the Company issued 200,000 shares of its common stock to Soapbox and paid $30,000 in April 2012. All of the consideration paid was distributed to eight individuals comprising all of the common shareholders of Soapbox pursuant to instruction from Soapbox. The Company valued the license at $76,000, comprising of the fair value of the 200,000 shares on date of grant ($46,000) and the $30,000 of cash. The license, by its terms, has an indefinite life and is therefore not subject to amortization. The Company’s Executive Chairman owns a majority preferred interest in Soapbox and received no portion of the consideration paid.

On November 27, 2012 The Company entered into a Settlement and Mutual Special Release with the Company’s Executive Chairman and agreed to pay its executive chairman $755,000 for his full release from any claims related to the March 30, 2012 Soap Box Mobile, Inc. agreement and the included perpetual exclusive license to utilize “Anywhere” (See Note 14 - Subsequent Events),

7. Income Taxes	12 Months Ended
Sep. 30, 2012
Notes
7. Income Taxes

7.     Income Taxes

Deferred income tax assets and liabilities are computed annually for differences between financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

The effective tax rate on the net loss before income taxes differs from the U.S. statutory rate as follows:

	September 30,
	2012	2011

U.S statutory rate	34%	34%
Less valuation allowance	(34)%	(34)%
Effective tax rate	0%	0%

The significant components of deferred tax assets and liabilities are as follows:

	September 30,
	2012	2011
Deferred tax assets
Stock based compensation	$1,490,573	$1,303,779
Net operating losses	14,486,166	12,230,219
Property and equipment	2,681	-
Intangible assets	50,480	-
Amortization - intangible assets	66,314	63,992
	16,096,214	13,597,990
Deferred tax liability
Intangible assets	-	(1,847)
Depreciation expense	(44,768)	(57,436)
Net deferred tax assets	16,051,446	13,538,707
Less valuation allowance	(16,051,446)	(13,538,707)
Deferred tax asset - net valuation allowance	$-	$-

The net change in the valuation allowance for the year ended September 30, 2012 was $(2,512,739).

The Company has a net operating loss carryover of approximately $42,600,000 available to offset future income for income tax reporting purposes, which will expire in various years through 2032, if not previously utilized. However, the Company’s ability to use the carryover net operating loss may be substantially limited or eliminated pursuant to Internal Revenue Code Section 382.

The Company adopted the provisions of ASC 740-10-50, formerly FIN 48, and “Accounting for Uncertainty in Income Taxes”. The Company had no material unrecognized income tax assets or liabilities for the year ended September 30, 2012 or for the year ended September 30, 2011.

The Company’s policy regarding income tax interest and penalties is to expense those items as general and administrative expense but to identify them for tax purposes. During the year ended September 30, 2012 and 2011, there were no income tax, or related interest and penalty items in the income statement, or liabilities on the balance sheet. The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years beginning on or after October 1, 2008 or California state income tax examination by tax authorities for years beginning on or after October 1, 2007.  We are not currently involved in any income tax examinations.

8. Obligation On Patent Acquisitions	12 Months Ended
Sep. 30, 2012
Notes
8. Obligation On Patent Acquisitions

8.     Obligation on Patent Acquisitions

On March 15, 2010, the Company purchased six patents and three patent applications from an unrelated third party (the “Seller”) for $900,000 of which $550,000 was paid on the execution of the purchase agreement. Pertaining to the agreement, $175,000 was due on or before March 15, 2011, which was paid, and the final installment of $175,000 was due on or before March 15, 2012. The terms of the agreement were modified on March 1, 2012 whereby the remaining $175,000 became payable in two installments. Under the modified terms, an installment of $87,500 became due on or before March 15, 2012 and was paid. The fourth and final installment of $87,500 was paid on October 15, 2012.

As the original and modified agreements do not provide for any stated interest on the payments, the Company was required to impute interest on the payment stream. The Company present valued the payments at $831,394 using an effective interest rate of 15% in its computation. Of the $831,394, $706,685 was allocated to the purchased patents, and $124,709 was allocated to the patent applications. The patents are being amortized over 7 years. The value assigned to the patent applications is not being amortized. Upon the issuance of a patent, its respective cost will be amortized over the patent’s estimated useful life. Costs associated with abandoned applications are charged to operations.  The Company granted the Seller a license to utilize all acquired patents over their respective lives on a worldwide basis for no consideration. In addition, the Company is required to reserve for the Seller ten abbreviated dialing codes for a five-year period. The patents have been pledged as collateral against the remaining balance due.

Interest accrued and charged to operations for the year ended September 30, 2012 and 2011 totaled $11,320 and $33,733, respectively.

9. Convertible Debt	12 Months Ended
Sep. 30, 2012
Notes
9. Convertible Debt

9.     Convertible Debt

During the months of November and December 2011, the Company received a total of $1,800,000 in consideration for issuing convertible notes and warrants to purchase 3,600,000 shares of the Company’s common stock to seven investors including a Company director.  In February 2012, the Company received from two investors an additional $200,000 in consideration for issuing convertible notes and warrants to purchase 400,000 shares of the Company’s common stock. The notes bear interest at a rate of 10% per annum. Under the original terms of the promissory notes, principal and accrued interest were fully due one year from the respective date of each loan but could be extended by mutual consent of the holder and the Company. Outstanding principal and the first year’s accrued interest are convertible into shares of the Company’s common stock at a conversion rate of $0.50 per share. In September 2012, holders of nine notes with a face amount of $1,700,000 agreed to modify the terms of their notes and extend the maturity date of their notes to August 31, 2014. The remaining notes with a face value of $300,000 mature during the first two quarters of the Company’s 2012 fiscal year. The expiration dates of common stock warrants issued in connection with the modified notes were also extended to September 7, 2015. The modification of the terms of the convertible debt did not extinguish any portion of debt pursuant; therefore no gain or loss was recorded due to the modifications.

In connection with the Company’s second private offering dated September 7, 2012, the Company received a total of $2,312,000 in consideration for issuing convertible notes and warrants to purchase 4,624,000 shares of the Company’s common stock to 43 investors.  The notes bear interest at a rate of 10% per annum and is payable semi-annually. Principal and any unpaid accrued interest are fully due two years from the respective date of each loan. Outstanding principal is convertible into shares of the Company’s common stock at a conversion rate of $0.50 per share. The aforementioned warrants are fully exercisable into common shares commencing on the date of each loan at a price of $0.25 per share and expire three years from the respective date of grant. The Company is required to file a registration statement pertaining to the securities issued through the second private offering no later January 28, 2012. The registration statement is to be effective within 90 days of its filing date. The offering was completed on October 5, 2012 and was fully subscribed for $3,000,000 (see Note 14 “Subsequent Events”)

Interest accrued on the above-indicated notes for the year ended September 30, 2012 and charged to operations amounted to $165,794.

In connection with the second private offering, the Company incurred offering costs totaling $348,923 including the fair value of warrants issued to the Placement Agent to purchase 369,920 shares of the Company’s common stock at a purchase price of $0.304 per share. The value of the warrants of $138,874 was calculated using the Binomial Option model with a risk-free interest rates ranging from 0.31% to 0.34%, volatility ranging from 94.17% to 95.23%, and trading prices ranging from $0.28 to $0.33 per share. The $348,923 is being amortized over the two year term of the related debt using the effective interest method.

Pursuant to ASC Topic 470-20, “Debt with Conversion and Other Options,” the convertible notes were recorded net of discounts that include the relative fair value of the warrants, the notes’ beneficial conversion features, and the above indicated loan fee, all totaling $1,361,363. The discounts are being amortized to either interest expense or equity (if the debt is due to a related party) over the term of the various notes using the effective interest method.  The initial value of the warrants of $960,923 issued to investors was calculated using the Binomial Option model with a risk-free interest rates ranging from 0.31% to 0.43%, volatility ranging from 94.17% to 103.00%, and trading prices ranging from $0.22 to $0.35 per share. The beneficial conversion feature of $1,361,363 was calculated pursuant to ASC Topic 470-20 using trading prices ranging from $0.26 to $0.35 per share and an effective conversion price $0.0322 per share.

Amortization of the discounts for the year ended September 30, 2012 totaled $390, 602 of which $311, 006 was charged to interest expense and $79,596 was charged to equity.

The balance of these convertible notes at September 30, 2012 is as follows:

Principal balance	$4,312,000
Accrued interest	165,794
4,477,794
Less discount	(970,761)
3,507,033
Less current portion	(294,242)
Long-term portion	$3,212,791

The following are maturities of the principal balance of the convertible debt:

September 30,
2013	$300,000
2014	4,012,000
$4,312,000

10. Related Party Transactions	12 Months Ended
Sep. 30, 2012
Notes
10. Related Party Transactions

10.   Related Party Transactions

In December 2010, the Company issued its Executive Chairman 3,000,000 shares of its common stock valued at $2,700.000 that was charged to operations.

In connection with the Company’s December 9, 2010 option grants, as discussed further in Note 12, the Company’s Executive Chairman was granted options to purchase 1,200,000 shares, Richard Siber, a Company director, was granted options to purchase 3,000,000 shares and a former director was granted options to purchase 1,500,000 shares. The 5,700,000 options are exercisable at $0.90 per share and expire on December 8, 2013. In November 2012, the terms of these option grants were modified (See Note 14 – Subsequent Events).

On June 30, 2011, the Company entered into an agreement with its executive chairman whereby the Company was granted an option to acquire his majority interest in Soapbox. Under the terms of the option grant, the Company was required to pay a deposit of $155,000 which would be refunded in the event the acquisition did not close. Under the original option agreement the term was six months, during which both parties would perform due diligence necessary to determine the value of his majority interest and perform other actions necessary to complete the acquisition. See Note 14 – Subsequent Events.

On May 16, 2011, James Orsini became the Company’s Chief Executive Officer and President. These positions were previously held by Anthony Macaluso. Anthony Macaluso will continue to serve us as our Executive Chairman and Chief Innovations Officer.  Mr. Orsini was also appointed a director.

As part of Mr. Orsini’ s compensation, the Company granted him, effective May 16, 2011, a total of 4,500,000 upfront stock options under the Company’s 2010 Stock Plan with 1,500,000 of the options (at an exercise price of $0.63 per share) vesting after one year of service, 1,500,000 of the options (at an exercise price of $0.90 per share) vesting after two years of service and 1,500,000 of the options (at an exercise price of $0.90 per share) vesting after three years of service. The terms of the option grant provide for cashless exercise. In addition, The Company issued Mr. Orsini 400,000 shares of its common stock as additional compensation. The common shares were valued at $260,000, which was charged to operations as compensation expense.

Effective June 1, 2011, pursuant to the terms of Mr. Macaluso’ s new employment agreement, the Company granted him options to purchase 5,250,000 shares of its common stock, of which 4,500,000 are through the Company’s 2010 Stock Plan; 750,000 of the options (at an exercise price of $0.65 per share) vested on September 30, 2011; 1,500,000 of the options (at an exercise price of $0.65 per share) vesting on May 16, 2012; 1,500,000 of the options (at an exercise price of $0.90 per share) vesting on May 16, 2013; and 1,500,000 of the options (at an exercise price of $0.90 per share) vest on May 16, 2014. The terms of the option grant provide for cashless exercise.

On September 26, 2011, John Quinn became the Company’s Chief Financial Officer. Under the terms of his employment he received 100,000 shares of the Company’s common stock valued at $30,000, which was charged to operations and is included in compensation expense. In addition, Mr. Quinn was granted a total of 1,500,000 stock options with 500,000 of the options (at an exercise price of $0.65 per share) vesting after one year of service, 500,000 of the options (at an exercise price of $0.90 per share) vesting after two years of service, and 500,000 of the options (at an exercise price of $0.90 per share) vesting after three years of service.

On August 8, 2011, the Company appointed Stuart R. Levine to serve on its Board of Directors. Pursuant to the appointment letter agreement with him dated August 8, 2011 the Company will pay Mr. Levine an annual cash stipend of $20,000 (in quarterly increments). The Company also granted Mr. Levine 200,000 stock options exercisable at $0.331 per share, which fully vest on August 8, 2012, subject to continuation of service. In addition, the Company issued Mr. Levine 25,000 shares of its common stock valued at their respective market value on date of grant totaling $7,000.

On August 8, 2011, the Company granted Richard Siber, a Company director, 200,000 stock options exercisable at $0.331 per share, which fully vested on August 8, 2012, subject to continuation of service.

On November 11, 2011, the Company granted Stephen Baksa, a Company director, 200,000 stock options exercisable at $0.225 per share, which fully vest on date of grant.

On August 23, 2012, the Company granted Richard Siber, Stuart Levine, and Stephen Baksa options to purchase a total of 550,000 shares of the Company’s common stock at a price $0.325 per share. The options expire on August 23, 2017 and immediately vested upon grant.

As discussed in Note 9, a Company director provided $500,000 of the $2,000,000 received in the Company’s convertible debt issuance. As part of the consideration received for the $500,000, the director received warrants to purchase 1,000,000 common shares of the Company’s common stock for a period of three years at a price of $0.25 per share. The $500,000 note, as well as the first year’s interest on the note, is convertible into the Company’s common shares at a conversion rate of $0.50 per share.

On November 27, 2012 The Company entered into a Settlement and Mutual Special Release with the Company’s Executive Chairman as final global settlement of any and all outstanding matters related to Anthony Macaluso’s ownership and control relationship in Soapbox Mobile, including any and all claims he may have individually related to or on behalf of Soapbox Mobile in any capacity held by him formerly or currently. The Company agreed to total consideration of $755,000 which included the $155,000 received related to the original Option Agreement from June 2011 (See also note 10 – “Related Party Transactions” and Note 6 “Intangible Assets” – Software License).

11. Fair Value	12 Months Ended
Sep. 30, 2012
Notes
11. Fair Value

11.   Fair Value

The Company’s financial instruments at September 30, 2012 consist principally of notes payable and convertible debentures. Notes payable and convertible debentures are financial liabilities with carrying values that approximate fair value.  The Company determines the fair value of notes payable and convertible debentures based on the effective yields of similar obligations.

The Company believes all of the financial instruments’ recorded values approximate fair market value because of their nature and respective durations.

The Company complies with the provisions of ASC No. 820-10 (“ASC 820-10”), “Fair Value Measurements and Disclosures.”  ASC 820-10 relates to financial assets and financial liabilities. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (GAAP), and expands disclosures about fair value measurements. The provisions of this standard apply to other accounting pronouncements that require or permit fair value measurements and are to be applied prospectively with limited exceptions.

ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions, about market participant assumptions, which  are developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820-10 are described below:

Level 1. Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.

Level 2. Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level 3. Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the best available information in measuring fair value. The following table summarizes, by level within the fair value hierarchy, the financial assets and liabilities recorded at fair value on a recurring basis as follows:

September 30, 2012:
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Obligation on patent acquisitions	-	$87,500	-	$87,500
Convertible debentures	-	$3,507,033	-	$3,507,033

September 30, 2011:
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Obligation on patent acquisitions	-	$163,680	-	$163,680

12. Stockholders' Equity	12 Months Ended
Sep. 30, 2012
Notes
12. Stockholders' Equity

12.   Stockholders’ Equity

Common Stock

The holders of the Company's common stock are entitled to one vote per share of common stock held.

During the year ended September 30, 2012, the Company issued a total of 2,290,000 shares of its common stock of which 1,850,000 shares were issued through the exercise of warrants for $318,000, 200,000 shares of its common stock were issued for the acquisition of the Anywhere software license as discussed in Note 6 and was valued at $46,000, and 240,000 were issued to a consultant for financial advisory services valued at $43,200.

During the year ended September 30, 2011, the Company issued a total of 6,505,500 shares of its common stock of which 944,316 shares were issued through the cashless exercise of 1,000,000 warrants previously granted to Peltz as discussed below, 3,625,000 shares were issued to three officers, a director, and outside legal counsel for services rendered valued at $3,047,000; 1,212,500 shares were issued to a former director of the Company through various warrant exercises in consideration of $16,600 in cash, and 723,684 shares to a shareholder in full settlement of a dispute. The 723,684 shares were valued at $651,315, which was charged to operations and included in net loss from settlement of indebtedness.

Warrants

As indicated in Note 9, the Company issued warrants to fifty-three investors to purchase a total of 8,624,000 shares of the Company’s common stock at a price of $0.25 per share. The warrants expire at various dates through September 2015. During the year ended September 30, 2012, one investor exercised warrants to purchase 1,000,000 shares of common stock at $0.25 per share. Also during the year, a consultant exercised warrants to purchase 850,000 shares of the Company’s common stock at $0.08 per share.

In March 2012, the Company agreed to modify the terms of warrants granted to a consultant under a new agreement that replaced a prior agreement in June 2011 to purchase 1,000,000 shares of the Company's common stock. Under the modified terms, the exercise price was reduced from $0.80 per share to $0.40 per share and the expiration date of the warrants was extended from June 14, 2014 to December 14, 2014.  The Company recognized consultant’s compensation expense during the period of $53,600 on the modification.

On September 30, 2011, the Company modified the terms of certain warrants previously granted to a shareholder. Under the modified terms, the expiration date for warrants to purchase 1,750,000 shares of the Company’s common stock at a price of $1.00 per share was extended one year to December 13, 2012, the expiration date for warrants to purchase 1,750,000 shares of the Company’s common stock at a price of $1.00 per share was extended one year to January 7, 2013,  As the fair value of these warrants based upon their modified term were less than their respective fair value when originally granted, the Company did not recognize any additional compensation. In consideration for the modification, the shareholder agreed to cancel 2,750,000 stock options previously granted with an exercise price of $1.50 per share.

During the year ended September 30, 2011, the Company replaced warrants to purchase 1,000,000 shares of its common stock at $0.75 per share which has previously expired with new warrants with the same terms expiring on September 3, 2013. The Company treated the replaced warrant as a new grant and valued the 1,000,000 warrants at $35,725 using a binomial option model with a trading price of $0.28 per share, volatility of 102.9321%, a risk free interest rate of 1%, and a forfeiture discount factor.

Options

On April 22, 2008, the Company adopted its 2008 Stock Option Plan (the “Plan”). Under the Plan, the Company reserved 8,800,000 shares of its common stock to be issued to employees, directors, consultants, and advisors. The exercise price under the Plan cannot be less than the fair market value of the shares on date of grant. In 2008, the Company granted options to employees and consultants to purchase a total of 8,675,000 shares of the Company’s common stock at price per share of $1.375 per share. The options expire three years from date of vesting, which is as follows:

Number of
Vesting Date	Options
July 28, 2008	6,000,000
July 28, 2009	1,320,000
July 28, 2010	1,355,000
8,675,000

The 6,000,000 options that vest on July 28, 2008 were granted to the Company’s executive chairman. These 8,675,000 options were valued at $544,790 using the Black-Sholes Option Model based upon an expected life of 3 years, risk free interest rate of 2.90%, and expected volatility of 94%. At the date of grant, the Company’s common stock had a market value of $.25 per share. The Company is charging the $544,790 to operations as compensation expense based upon the vesting of the respective options. In June 2011, 3,000,000 options granted to the Company’s executive chairman were returned and canceled. The remaining 3,000,000 options granted to him expired in July 2011.

In December 2010 our Board of Directors adopted the 2010 Stock Plan (“2010 Plan”) to provide common stock option grants to selected employees, non-employee directors, consultants and advisors.  The total number of shares subject to the 2010 Plan is 25,000,000. The 2010 Plan is administered by our Board of Directors; pursuant to the 2010 Plan the Board granted 9,655,000 options to employees at an exercise price of $0.90 per share expiring three years from the date of the grant. The 9,655,000 options were valued at $1,078,705 under a Binomial Option Model using a trading price of $0.90 per share, risk free interest rate of 1.03%, volatility of 106%, and a forfeiture discount factor.

In May and June 2011, the Company granted options to Mr. Macaluso and Mr. Orsini to purchase a total of 9,750,000 shares of the Company’s common stock at prices ranging from $0.63 per share to $0.90 per share expiring five years from the date of grant (see Note 12). The 9,750,000 options were valued at $928,932 under a Binomial Option Model using trading prices ranging from $063 to $0.65 per share, a risk free interest rates ranging from 1.64% to 1.83%, volatility of 100% and a forfeiture discount factor. The $1,075,969 will be charged to operations over the respective options’ vesting schedule which commenced in September 2011.

On June 28, 2011, the Company granted options to its outside legal counsel to purchase 750,000 shares of the Company common stock at a purchase price of $0.65 expiring five years from date of grant. The 750,000 options were valued at $45,019 under a Binomial Option Model using a trading price of $0.50 per share, a risk free interest rate of 1.59%, volatility of 100%, and a forfeiture discount factor. The options vest over a nine month period commencing July 1, 2011.

On June 28, 2011, the Company granted options to a consultant to purchase 1,000,000 shares of the Company common stock at a purchase price of $0.80 expiring three years from date of grant. The 1,000,000 options were valued at $60,100 under a Binomial Option Model using a trading price of $0.50 per share, a risk free interest rate of .72%, volatility of 100%, and a forfeiture discount factor. The options were immediately vested on date of grant, and the Company charged the $60,100 to operations.

On July 13, 2011, the Company granted options to two consultants to purchase a total of 5,000,000 shares of the Company common stock at a purchase price of $0.55 expiring one year from date of grant. The 5,000,000 options were valued at $320,500 under a Binomial Option Model using a trading price of $0.48 per share, a risk free interest rate of .59%, volatility of 103%, and a forfeiture discount factor. The options were immediately vested on date of grant, and the Company charged the $320,500 to operations.

On July 13, 2011, the Company granted options to two employees to purchase a total of 1,750,000 shares of the Company common stock at purchase prices ranging from $0.65 to $0.90 per share expiring five years from date of grant. The 1,750,000 options were valued at $106,761 under a Binomial Option Model using a trading price of $0.48 per share, a risk free interest rate of 1.39%, volatility of 103%, and a forfeiture discount factor. The $106,761 will be charged to operations over the respective options’ vesting schedule which commences in July 2012.

On August 8, 2011, the Company granted options to two directors to each purchase 200,000 shares of the Company common stock at a purchase price of $0.331per share expiring five years from date of grant. The 400,000 options were valued at $20,430 under a Binomial Option Model using a trading price of $0.34 per share, a risk free interest rate of 1.13%, volatility of 102%, and a forfeiture discount factor. The $10,215 will be charged to operations when the option grant vests on August 8, 2012.

On September 22, 2011, the Company granted options to an employee to purchase a total of 1,000,000 shares of the Company common stock at purchase prices ranging from of $0.65 to $0.90 per share expiring five years from date of grant. The 1,000,000 options were valued at $33,616 under a Binomial Option Model using a trading price of $0.27 per share, a risk free interest rate of .82%, volatility of 103%, and a forfeiture discount factor. The $33,616 will be charged to operations over the respective options’ vesting schedule, which commences in July 2012.

On September 22, 2011, the Company granted options to a consultant to purchase a total of 300,000 shares of the Company common stock at $0.50 per share expiring three years from date of grant. The 300,000 options were valued at $9,690 under a Binomial Option Model using a trading price of $0.27 per share, a risk free interest rate of .32%, volatility of 103%, and a forfeiture discount factor. The $9,690 will be charged to operations when the option grant vests in December 2011.

On September 26, 2011, the Company granted options to Mr. Quinn to purchase a total of 1,500,000 shares of the Company common stock at prices ranging from $0.65 to $0.90 per share expiring five years from date of grant. The 1,500,000 options were valued at $53,500 under a Binomial Option Model using a trading price of $0.30 per share, a risk free interest rate of .96%, volatility of 103%, and a forfeiture discount factor. The $53,500 will be charged to operations over the respective options’ vesting schedule which commences in September 2012.

On November 1, 2011, the Company granted options to a director to purchase 200,000 shares of the Company’s common stock at $0.225 per share. The Company valued the options at $6,410 using a Binomial Option model based upon an expected life of 5 years, a risk free interest rate of 0.90%, expected volatility of 102.42%, and a forfeiture discount factor. At the date of grant, the Company’s common stock had a trading price of $0.22 per share. The Company is charging the $6,410 to operations as compensation expense based upon the vesting of the respective options.

On August 23, 2012, the Company granted options to three directors to purchase a total of 550,000 shares of the Company’s common stock at $0.325 per share. The Company valued the options at $26,716 using a Binomial Option model based upon an expected life of 5 years, a risk free interest rate of 0.71%, expected volatility of 100.95%, and a forfeiture discount factor. At the date of grant, the Company’s common stock had a trading price of $0.30 per share. The Company is charged the $26,716 to operations as compensation expense based upon the vesting of the respective options.

During the year ended September 30, 2012, the Company recognized stock-based compensation of $448,991 on the vesting of 6,700,666 options including 1,150,000 options granted to three directors, 1,500,000 options granted to the Company’s Executive Chairman, 1,500,000 options granted to the Company’s President 500,000 options granted to the Company’s Chief Financial Officer, 1,550,666 options granted to employees and 500,000 options granted to the Company’s outside legal counsel.

A summary of outstanding stock warrants and options is as follows:

	Number	Weighted Average
	of Shares	Exercise Price
Outstanding – September 30, 2010	47,411,820	$.97
Granted	31,105,000	$.78
Exercised	(2,262,500)	$(.04)
Cancelled	(26,443,334)	$(1.11)
Outstanding – September 30, 2011	49,810,986	$.82
Granted	9,743,920	$.23
Exercised	(1,850,000)	$(.17)
Cancelled	(2,378,311)	$(.32)
Outstanding – September 30, 2012	55,326,595	$.75

Of the 55,326,595 options and warrants outstanding, 46,827,261 are fully vested and currently available for exercise.

13. Commitments and Contingency	12 Months Ended
Sep. 30, 2012
Notes
13. Commitments and Contingency

13.   Commitments and Contingency

Operating Leases

The Company leases office space in Encinitas, California; Rogers, Arkansas; Jersey City, New Jersey; and Boise, Idaho. The Encinitas lease expires on May 31, 2013. The Rogers office is leased for a term of five years, effective January 1, 2012. The Boise lease expires on October 14, 2012, and if not formally extended, will automatically renew on a month-to-month basis.  The Jersey City lease expires on June 30, 2016 and the Company has the option to lease the Jersey City offices for an additional five years. In addition to paying rent, the Company is also required to pay its pro rata share of the property’s operating expenses.  Rent expense for the year ended September 30, 2012 and 2011 was $205,638 and $121,681, respectively. Minimum future rental payments under non-cancellable operating leases with terms in excess of one year as of September 30, 2012 for the next five years and in the aggregate are:

2013	$153,090
2014	155,546
2015	158,237
2016	131,925
2017	11,608
$610,406

Licensing Fee Obligations

The Company has entered into various licensing agreements that require the Company to pay fees to the licensors on revenues earned by the Company utilizing the related license. The amounts paid on each license vary depending on the terms of the related license.

14. Subsequent Events	12 Months Ended
Sep. 30, 2012
Notes
14. Subsequent Events

14.    Subsequent Events

As part of a private offering that began in September of 2012, the Company on October 5, 2012 received a total of $688,000 in consideration for issuing convertible notes and warrants to purchase 1,376,000 shares of the Company’s common stock to 21 investors.  The notes bear interest at a rate of 10% per annum and interest is payable semi-annually. Principal and any unpaid accrued interest are fully due on October 5, 2014. Outstanding principal is convertible into shares of the Company’s common stock at a conversion rate of $0.50 per share. The warrants are exercisable at price of $0.25 per share and expire on October 5, 2015. The offering was complete on October 5, 2012 and was fully subscribed for $3,000,000.

On October 8, 2012, the Company formed Single Touch Interactive R & D IP, Inc. (“R&D”), a wholly owned subsidiary of the Company. Subsequent to its formation, the Company transferred all of its intellectual properties to R&D.

On November 27, 2012 The Company entered into a Settlement and Mutual Special Release with the Company’s Executive Chairman as final global settlement of any and all outstanding matters related to Anthony Macaluso’s ownership and control relationship in Soapbox Mobile, including any and all claims he may have individually related to or on behalf of Soapbox Mobile in any capacity held by him formerly or currently. The Company agreed to total consideration of $755,000, which included the $155,000 received related to the original Option Agreement from June 2011 (See also note 10 – “Related Party Transactions” and Note 6 “Intangible Assets” – Software License).

In November 2012, the Company modified the terms of stock options granted to certain employees, officers, directors, and active 3rd party service providers. Under the modified terms, the Company reduced the number of shares to be purchased under these option grants from a total of 17,134,334 shares to a total of 14,534,934 shares with a reduction in the purchase price on these grants from original prices ranging from $1.375 to $0.90 per share to $0.469 per share. A breakdown of the modified grants is as follows:

	Shares under	Shares under
	Original	Modified
	Grant	Grant
Employees	5,809,334	4,914,934
Officers and directors	11,300,000	9,600,000
Outside legal counsel	25,000	20,000
	17,134,334	14,534,934

In addition to reducing the number of options previously granted at the reduced purchase price, Messrs. Macaluso and Orsini voluntarily agreed to amend their stock options to defer vesting of already vested options related to their employment agreements and half of their unvested options for an additional six months.

On October 15, 2012 our Executive Chairman granted an option to purchase up to 3,750,000 shares personally held by him, at an exercise price of $0.295 per share to a consultant in connection with a Consulting Agreement between the Company’s Executive Chairman and the consultant for which the Company is receiving a direct benefit from the services rendered by the consultant. Further, the personal grant by the Executive Chairman also included a registration rights agreement whereby the Company is obligated to register the shares underlying the options at its expense.  Pursuant to the Agreement, the option vested immediately and expires two years from the date of grant. Additionally, services are to be rendered by the consultant for a period equal to the life of the option; as a result, the fair value of the option will be amortized on a straight line basis over the two year life of the grant.

On December 6, 2012, the Company granted options to its Executive Chairman to purchase 2,099,400 shares of its common stock at a price of $0.469 per share. Also on the same date the Company granted options to an employee to purchase 500,000 shares of its common stock a price of $0.469 per share. The 2,599,400 options immediately vest and expire on December 1, 2017.  At the date of grant, the Company’s common stock had a trading price of $0.465 per share.

On December 7, 2012 our Executive Chairman granted a further option to purchase up to 2,000,000 shares personally held by him, at an exercise price of $0.48 per share to the aforementioned consultant in connection with a Consulting Agreement between the Company’s Executive Chairman and the consultant for which the Company is receiving a direct benefit from the services rendered by the consultant. Further, the personal grant by the Executive Chairman also included a registration rights agreement whereby the Company is obligated to register the shares underlying the options at its expense.  Pursuant to the Agreement, the option vested immediately and expires two years form the date of grant. Additionally, services are to be rendered by the consultant for a period equal to the life of the option as a result, the fair value of the option will be amortized on a straight line method over the two year life of the grant.

On December 10, 2012, the Company granted its new director, Jonathan Sandelman, options to purchase 200,000 shares of the Company’s common stock at a purchase price of $0,446 per share. The option grant expires in five years.  The options granted to Mr. Sandelmen were pursuant to Mr. Sandelman’s appointment letter agreement. The agreement provides for annual grants to Mr., Sandelman of 200,000 five year stock options and an annual cash stipend of $20,000 that will be paid quarterly.  At the date of grant, the Company’s common stock had a trading price of $0.40 per share.